BORROWINGS - Short term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Short-term bank borrowings	$ 1,957,755	$ 1,600,033
Long-term borrowings due within one year	860,954	675,857
Subtotal for short-term	1,689,989	1,578,205
Long-term borrowings from non-banking financial institutions due within one year	267,496	21,828
Short-term borrowings from non-banking financial institutions	270
Borrowings from non-banking financial institutions	267,766	21,828
Short-term Debt, Total	$ 1,957,755	$ 1,600,033
Average interest rate on short term borrowings (as a percent)	3.31%	3.45%
Borrowings secured by restricted cash
BORROWINGS
Short-term bank borrowings	$ 267,507	$ 266,685
Short-term Debt, Total	267,507	266,685
Borrowings secured by inventories
BORROWINGS
Short-term bank borrowings	7,652	46,408
Short-term Debt, Total	7,652	46,408
Borrowings secured by prepaid land use rights and property, plant and equipment
BORROWINGS
Short-term bank borrowings	248,502	211,263
Long-term borrowings due within one year	8,313	16,919
Short-term Debt, Total	248,502	211,263
Borrowings secured by project assets and solar power systems
BORROWINGS
Short-term bank borrowings	2,700	82,079
Long-term borrowings due within one year	690,283	630,696
Short-term Debt, Total	2,700	82,079
Borrowings secured by project assets
BORROWINGS
Long-term borrowings from non-banking financial institutions due within one year	205,873	2,640
Short-term borrowings from non-banking financial institutions	270
Borrowings secured by equity
BORROWINGS
Long-term borrowings due within one year	151,000	18,765
Unsecured
BORROWINGS
Short-term bank borrowings	302,674	295,913
Long-term borrowings due within one year	11,358	9,477
Long-term borrowings from non-banking financial institutions due within one year	61,623	19,188
Short-term Debt, Total	$ 302,674	$ 295,913